Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-Based Compensation

NOTE 6   SHARE-BASED COMPENSATION

We have share-based compensation plans (including those assumed from PotashCorp and Agrium) for eligible employees and directors as part of their remuneration package, including Stock Options, Performance Share Units (“PSUs”), Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”).

Accounting Policies, Estimates and Judgments

For awards with performance conditions that determine the number of options or units to which employees are entitled, measurement of compensation cost is based on our best estimate of the outcome of the performance conditions. Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized.

For plans settled through the issuance of equity

  fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model, and fair value for PSUs is determined on grant date by projecting the outcome of performance conditions.

For plans settled through cash, a liability is recorded based on the fair value of the awards each period.

Estimation involves determining:

  stock option-pricing model assumptions as described in the weighted average assumptions table;
  forfeiture rate for options granted based on past experience and future expectations, and adjusted upon actual vesting;
  projected outcome of performance conditions for PSUs, including the relative ranking of our total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model and the outcome of our synergies relative to the target; and
  the number of dividend equivalent units expected to be earned.

Supporting Information

The following summarizes the Nutrien share-based compensation plans, under which we have awards available to be granted, and the assumed legacy plans of PotashCorp and Agrium, under which no awards will be granted.

Plan Features	Stock Options	PSUs	RSUs	DSUs	SARs/TSARs [4]
Eligibility	Officers and eligible employees	Officers and eligible employees	Eligible employees	Non-executive directors	Awards no longer granted; legacy awards only
Granted	Annually	Annually	Annually	At the discretion of the Board of Directors	Awards no longer granted; legacy awards only
Vesting Period	25% per year over four years [1]	On third anniversary of grant date based on total shareholder return over a three-year performance cycle, compared to average total shareholder return of a peer group of companies over the same period	On third anniversary of grant date and are not subject to performance conditions	Fully vest upon grant	25% per year over four years
Maximum Term	10 years	Not applicable	Not applicable	Not applicable	10 years
Settlement	Shares	Cash / Shares [2]	Cash	Cash [3]	Cash
1 Under the assumed legacy PotashCorp long-term incentive and performance option plan, stock options vest on the third anniversary of the grant date.
2 Under the assumed legacy PotashCorp long-term incentive plan, PSUs will be settled in shares for grantees who are subject to our share ownership guidelines and in cash for all other grantees.
3 Based on the common share price at the time of the director's departure from the Board of Directors.

4  Under the assumed legacy Agrium stock appreciation rights (“SARs”) plan, holders of tandem stock appreciation rights (“TSARs”) have the ability to choose between (a) receiving in cash the price of our shares on the date of exercise in excess of the exercise price of the right or (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectation is that substantially all TSAR holders will elect to choose the first option.

The weighted average fair value of stock options granted was estimated as of the date of the grant using the Black-Scholes-Merton option-pricing model. The weighted average grant date fair value of stock options per unit granted in 2019 was $11.27 (2018 – $9.71). The weighted average assumptions by year of grant that impacted current year results are as follows:

		Year of Grant
Assumptions	Based On	2019	2018
Exercise price per option	Quoted market closing price [1]	53.54	44.50
Expected annual dividend yield (%)	Annualized dividend rate [2]	3.22	3.58
Expected volatility (%)	Historical volatility [3]	27	29
Risk-free interest rate (%)	Zero-coupon government issues [4]	2.55	2.79
Average expected life of options (years)	Historical experience	7.5	7.5
1 Of common shares on the last trading day immediately preceding the date of the grant.
2 As of the date of grant.
3 Of the Company’s share over a period commensurate with the expected life of the option.
4 Implied yield available on equivalent remaining term at the time of the grant.

A summary of the status of our stock option plans as at December 31, 2019 and 2018 and changes during the years ending on those dates is as follows:

	Number of Shares Subject to Option		Weighted Average Exercise Price
	2019	2018	2019	2018
Balance – beginning of year	9,044,237	9,947,583	58.41	69.54
Granted	1,376,533	1,875,162	53.54	44.50
Exercised	(451,574)	(647,331)	42.73	42.86
Forfeited or cancelled	(502,016)	(1,793,077)	86.53	82.84
Expired	(275,700)	(338,100)	76.59	154.94
Outstanding – end of year	9,191,480	9,044,237	56.88	58.41

The aggregate grant-date fair value of all stock options granted during 2019 was $16. The average share price during 2019 was $50.91 per share.

The following table summarizes information about our stock options outstanding as at December 31, 2019 with expiry dates ranging from May 2020 to February 2029:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
Range of Exercise Prices	Number	Life in Years	Price	Number	Price
$37.84 to $40.23	1,345,235	6	38.21	1,170,022	38.26
$40.24 to $45.40	1,934,844	7	43.61	1,067,346	42.88
$45.41 to $49.51	1,371,872	7	46.46	788,169	46.38
$49.52 to $52.75	912,183	5	51.96	912,183	51.96
$52.76 to $77.62	1,814,520	8	58.58	574,542	69.47
$77.63 to $130.78	1,812,826	3	93.56	1,812,826	93.56
	9,191,480	6	56.88	6,325,088	60.71

Information for all employee and Director share-based compensation plans is summarized below:

	Units Granted	Units Outstanding	Compensation Expense (Recovery)
	in 2019	as at December 31, 2019	2019	2018
Stock Options	1,376,533	9,191,480	19	23
PSUs	719,330	1,834,984	65	83
RSUs	425,082	986,756	18	14
DSUs	50,958	434,093	2	-
SARs	-	1,750,169	-	(4)
			104	116